Aristotle International Equity Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.4%
	AUSTRIA — 1.7%
138,700	Erste Group Bank A.G.*	$4,704,121
	CANADA — 8.6%
222,600	Brookfield Asset Management, Inc. - Class A	9,901,599
226,400	Cameco Corp.	3,754,417
111,400	Magna International, Inc.	9,811,214
		23,467,230
	FRANCE — 16.2%
78,300	Amundi S.A.*,1	6,262,531
52,600	Cie Generale des Etablissements Michelin SCA	7,874,270
42,100	Dassault Systemes S.E.	9,005,559
13,900	LVMH Moet Hennessy Louis Vuitton S.E.	9,260,690
46,500	Safran S.A.*	6,328,515
116,600	TOTAL S.A.	5,438,917
		44,170,482
	GERMANY — 4.6%
100,500	Nemetschek S.E.	6,411,633
50,000	Symrise A.G.	6,063,094
		12,474,727
	HONG KONG — 2.7%
601,800	AIA Group Ltd.	7,299,847
	IRELAND — 6.3%
40,900	Accenture PLC - Class A	11,298,625
172,000	Experian PLC	5,920,651
		17,219,276
	JAPAN — 18.7%
34,000	FANUC Corp.	8,040,551
215,300	KDDI Corp.	6,601,431
280,900	Kubota Corp.	6,391,759
260,900	Marui Group Co., Ltd.	4,898,723
67,200	Nidec Corp.	8,153,823
124,200	Otsuka Holdings Co., Ltd.	5,257,398
113,900	Sony Corp.	11,927,483
		51,271,168

Aristotle International Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	KOREA (REPUBLIC OF-SOUTH) — 3.1%
117,800	Samsung Electronics Co., Ltd.	$8,472,648
	NETHERLANDS — 5.5%
71,300	Akzo Nobel N.V.	7,967,004
68,100	Heineken N.V.	6,997,680
		14,964,684
	PERU — 2.5%
49,400	Credicorp Ltd.	6,746,558
	SINGAPORE — 2.3%
296,900	DBS Group Holdings Ltd.	6,354,260
	SWEDEN — 2.2%
210,500	Assa Abloy A.B. - Class B	6,049,751
	SWITZERLAND — 4.4%
98,300	Alcon, Inc.*	6,882,664
61,700	Novartis A.G.	5,272,439
		12,155,103
	UNITED KINGDOM — 17.7%
193,100	Ashtead Group PLC	11,518,386
257,900	Close Brothers Group PLC	5,514,239
121,300	Coca-Cola European Partners PLC	6,327,008
381,200	GlaxoSmithKline PLC	6,768,481
60,200	Reckitt Benckiser Group PLC*	5,392,605
1,018,200	Rentokil Initial PLC*	6,799,229
109,900	Unilever N.V.	6,132,335
		48,452,283
	UNITED STATES — 0.9%
114,300	Carnival PLC	2,498,244
	Total Common Stocks
	(Cost $224,966,741)	266,300,382

Aristotle International Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2021 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 2.2%
$5,897,038	UMB Money Market Fiduciary, 0.01%[2]	$5,897,038
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $5,897,038)	5,897,038
	TOTAL INVESTMENTS — 99.6%
	(Cost $230,863,779)	272,197,420
	Other Assets in Excess of Liabilities — 0.4%	1,226,098
	TOTAL NET ASSETS — 100.0%	$273,423,518

PLC – Public Limited Company

*Non-income producing security.
[1]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $6,262,531, which represents 2.3% of total net assets of the Fund.
[2]The rate is the annualized seven-day yield at period end.